Stockholders’ (Deficit) Equity (Details Narrative) - USD ($)									1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 09, 2022	Sep. 29, 2022	Sep. 21, 2022	Sep. 19, 2022	Aug. 26, 2022	Aug. 18, 2022	Jul. 13, 2022	Jun. 08, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt instrument, face amount										$ 6,061,667	$ 6,061,667
Number of common stock issued for acquisition												$ 363,479
Number of shares issued, value												462,519
Share-Based Payment Arrangement, Noncash Expense											3,996,187	1,031,173
Gain (Loss) on Extinguishment of Debt											3,799,356	0
Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gain (Loss) on Extinguishment of Debt	$ 41,435	$ 341,156	$ 100,808	$ 214,655
Debt Conversion, Converted Instrument, Shares Issued	256,410	1,355,222	250,438	329,670
Debt Conversion, Converted Instrument, Amount	$ 39,744	$ 388,000	$ 100,000	$ 148,870
Payments of Stock Issuance Costs				$ 1,250
Notes Payable 1 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gain (Loss) on Extinguishment of Debt	$ 148,254
Debt Conversion, Converted Instrument, Shares Issued	1,923,077
Debt Conversion, Converted Instrument, Amount	$ 148,077
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued									200,000
Note Extension [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Extinguishment of Debt, Gain (Loss), Income Tax								$ 878,806
Convertible Notes Payable 2 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Increase (Decrease), Net							$ 70,833
Gain (Loss) on Extinguishment of Debt										252,429	$ 955,658
Convertible Notes Payable 2 [Member] | Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued							183,780
Convertible Notes Payable 2 [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued							75,512
Vesting Of Common Stock Of One Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Payment Arrangement, Noncash Expense										$ 439,053
Convertible Note Noteholder [Member] | Extinguishment Of Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gain (Loss) on Extinguishment of Debt						$ 423,176
Convertible Note Noteholder [Member] | From Cancellation Of Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gain (Loss) on Extinguishment of Debt					$ 4,106,707	$ 1,183,544
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common stock issued for acquisition												$ 6,062
Number of shares issued, shares												154,173
Number of shares issued, value												$ 154
Common Stock [Member] | Officers Employees And Vendors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, shares											3,584,344	1,652,591
Number of shares issued, value											$ 3,216,111	$ 242,000
Lender [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, shares											74,488	154,173
Shares Issued, Price Per Share										$ 2.68	$ 2.68	$ 3.00
Number of shares issued, value											$ 200,000	$ 462,519